UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Dryden Tax-Managed Funds

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2009

Date of reporting period: 4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.49%; Class B, 2.19%; Class C, 2.19%; Class L, 1.69%; Class M, 2.19%; Class X, 1.44%; Class Z, 1.19%. Net operating expenses apply to: Class A, 1.49%; Class B, 2.19%; Class C, 2.19%; Class L, 1.69%; Class M, 2.19%; Class X, 1.44%; Class Z, 1.19%.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–10.67%	–36.54%	–15.33%	–22.07%	—
Class B	–11.04	–37.03	–18.51	–27.75	—
Class C	–11.04	–37.03	–18.51	–27.75	—
Class L	–10.73	–36.67	N/A	N/A	–36.56% (3/19/07)
Class M	–11.04	–37.03	N/A	N/A	–37.28 (3/19/07)
Class X	–10.35	–35.82	N/A	N/A	–36.07 (3/19/07)
Class Z	–10.58	–36.37	–14.41	–20.19	—
S&P 500 Index[2]	–8.52	–35.29	–12.78	–22.19	**
Lipper Average[3]	–7.14	–34.43	–12.91	–18.45	***

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Average Annual Total Returns[4] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–42.29%	–6.24%	–3.39%	—
Class B	–42.43	–6.09	–3.58	—
Class B—Return After Taxes on Distribution	–42.46	–6.10	–3.58	—
Class B—Return After Taxes on Distribution and Sale of Fund Shares	–27.54	–5.07	–2.96	—
Class C	–39.93	–5.88	–3.56	—
Class L	–42.64	N/A	N/A	–25.34% (3/19/07)
Class M	–43.04	N/A	N/A	–25.02 (3/19/07)
Class X	–41.94	N/A	N/A	–24.32 (3/19/07)
Class Z	–38.82	–4.97	–2.61	—
S&P 500 Index[2]	–38.06	–4.76	–3.00	**
Lipper Average[3]	–37.32	–4.94	–2.94	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Dryden Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

**S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/09 is –35.59% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/09 is –23.32% for Class L, Class M, and Class X.

***Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/09 is –34.61% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/09 is –22.83% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/09
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.2%
Microsoft Corp., Software	2.2
Chevron Corp., Oil, Gas & Consumable Fuels	2.1
Procter & Gamble Co., Household Products	2.0
International Business Machines Corp., Computers & Peripherals	1.9

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/09
Information Technology	19.5%
Healthcare	15.1
Consumer Staples	13.2
Energy	10.9
Financials	10.6

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$893.30	1.49%	$6.99
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class B	Actual	$1,000.00	$889.60	2.19%	$10.26
	Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94

Class C	Actual	$1,000.00	$889.60	2.19%	$10.26
	Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94

Class L	Actual	$1,000.00	$892.70	1.69%	$7.93
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class M	Actual	$1,000.00	$889.60	2.19%	$10.26
	Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94

Class X	Actual	$1,000.00	$896.50	1.44%	$6.77
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$894.20	1.19%	$5.59
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 10.1%

Distributors 0.1%
2,100	Genuine Parts Co.	$71,316

Diversified Consumer Services 0.2%
3,000	Apollo Group, Inc. (Class A)(a)(b)	188,850
2,000	Grand Canyon Education, Inc.(a)(b)	32,700
3,000	Lincoln Educational Services Corp.(a)	49,770

		271,320

Hotels, Restaurants & Leisure 2.1%
800	International Speedway Corp.	18,944
27,300	McDonald’s Corp.	1,454,817
13,300	Panera Bread Co.(a)(b)	744,933
7,100	Pinnacle Entertainment, Inc.(a)	88,608
14,400	Texas Roadhouse, Inc.(a)	163,872
34,100	Yum! Brands, Inc.	1,137,235

		3,608,409

Household Durables 0.5%
23,900	American Greetings Corp.	187,615
6,000	Fortune Brands, Inc.	235,860
26,400	Leggett & Platt, Inc.(b)	379,104

		802,579

Internet & Catalog Retail 0.2%
300	Amazon.com, Inc.(a)	24,156
25,900	Expedia, Inc.(a)(b)	352,499

		376,655

Leisure Equipment & Products 0.5%
33,800	Hasbro, Inc.	901,108

Media 2.6%
4,600	CBS Corp. (Class B)	32,384
63,700	Comcast Corp. (Class A)	984,802
42,500	DIRECTV Group, Inc. (The)(a)(b)	1,051,025
131,900	News Corp., Inc. (Class A)	1,089,493
1,372	Time Warner Cable, Inc.	44,220

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Media (cont’d.)
42,866	Time Warner, Inc.	$935,765
14,760	Walt Disney Co. (The)	323,244

		4,460,933

Multiline Retail 1.1%
13,800	Kohl’s Corp.(a)	625,830
29,900	Target Corp.	1,233,674

		1,859,504

Specialty Retail 2.5%
900	AutoZone, Inc.(a)	149,751
28,800	Best Buy Co., Inc.(b)	1,105,344
4,600	Charlotte Russe Holdings, Inc.(a)	57,730
31,400	GameStop Corp. (Class A)(a)	947,024
11,800	Gap, Inc. (The)	183,372
23,900	Home Depot, Inc.	629,048
11,200	Ltd. Brands, Inc.	127,904
4,600	Monro Muffler, Inc.	114,862
6,300	Ross Stores, Inc.	239,022
14,600	TJX Cos., Inc. (The)	408,362
8,400	Tractor Supply Co.(a)(b)	339,192

		4,301,611

Textiles, Apparel & Luxury Goods 0.3%
22,000	Coach, Inc.(a)	539,000
800	NIKE, Inc. (Class B)	41,976

		580,976

CONSUMER STAPLES 13.2%

Beverages 2.8%
62,200	Coca-Cola Co. (The)	2,677,710
3,300	Constellation Brands, Inc. (Class A)(a)	38,247
18,500	Dr. Pepper Snapple Group, Inc.(a)	383,135
34,694	PepsiCo, Inc.	1,726,373

		4,825,465

Food & Staples Retailing 2.6%
5,100	CVS Caremark Corp.	162,078
37,800	Kroger Co. (The)	817,236

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES (Continued)

Food & Staples Retailing (cont’d.)
900	Pantry, Inc. (The)(a)	$21,258
7,400	Safeway, Inc.	146,150
1,500	Spartan Stores, Inc.	24,405
30,600	Sysco Corp.	713,898
48,170	Wal-Mart Stores, Inc.	2,427,768
2,800	Weis Markets, Inc.	103,572

		4,416,365

Food Products 2.6%
45,338	Archer-Daniels-Midland Co.	1,116,222
2,800	Campbell Soup Co.	72,016
38,600	Chiquita Brands International, Inc.(a)(b)	292,202
4,500	ConAgra Foods, Inc.	79,650
36,000	Del Monte Foods Co.	271,800
19,500	General Mills, Inc.	988,455
7,400	Kellogg Co.	311,614
40,530	Kraft Foods, Inc. (Class A)	948,402
47,400	Sara Lee Corp.	394,368

		4,474,729

Household Products 3.5%
6,000	Clorox Co.	336,300
19,270	Colgate-Palmolive Co.	1,136,930
23,000	Kimberly-Clark Corp.	1,130,220
68,764	Procter & Gamble Co.	3,399,692

		6,003,142

Personal Products 0.1%
16,400	Prestige Brands Holdings, Inc.(a)	105,944

Tobacco 1.6%
62,800	Altria Group, Inc.	1,025,524
2,500	Lorillard, Inc.	157,825
33,400	Philip Morris International, Inc.	1,209,080
11,300	Reynolds American, Inc.	429,174

		2,821,603

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

ENERGY 10.9%

Energy Equipment & Services 0.8%
6,200	Diamond Offshore Drilling, Inc.	$448,942
2,700	Halliburton Co.	54,594
3,900	National-Oilwell Varco, Inc.(a)	118,092
12,900	Schlumberger Ltd.	631,971

		1,253,599

Oil, Gas & Consumable Fuels 10.1%
28,700	Anadarko Petroleum Corp.(b)	1,235,822
8,900	Berry Petroleum Co. (Class A)	146,672
53,684	Chevron Corp.	3,548,512
18,400	ConocoPhillips	754,400
3,200	Consol Energy, Inc.	100,096
5,500	EOG Resources, Inc.	349,140
4,200	EXCO Resources, Inc.(a)	49,476
106,474	Exxon Mobil Corp.	7,098,622
3,700	Marathon Oil Corp.	109,890
8,800	Murphy Oil Corp.	419,848
10,600	Occidental Petroleum Corp.	596,674
16,800	Peabody Energy Corp.	443,352
14,500	Southwestern Energy Co.(a)	519,970
6,900	Spectra Energy Corp.	100,050
8,600	Sunoco, Inc.	227,986
47,500	Tesoro Corp.(b)	724,375
32,700	Valero Energy Corp.	648,768
11,600	Western Refining, Inc.(b)	146,044
2,200	World Fuel Services Corp.(b)	83,886

		17,303,583

FINANCIALS 10.6%

Capital Markets 2.7%
20,900	Ameriprise Financial, Inc.	550,715
11,800	Bank of New York Mellon Corp. (The)	300,664
44,000	Charles Schwab Corp. (The)	813,120
4,200	Franklin Resources, Inc.	254,016
13,880	Goldman Sachs Group, Inc. (The)	1,783,580
36,500	Morgan Stanley	862,860
2,900	Prospect Energy Corp.	26,303
2,500	State Street Corp.	85,325

		4,676,583

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Commercial Banks 1.6%
15,500	BB&T Corp.(b)	$361,770
4,900	Community Bank System, Inc.	80,605
8,900	PNC Financial Services Group, Inc. (The)	353,330
26,391	U.S. Bancorp	480,844
73,464	Wells Fargo & Co.(b)	1,470,015

		2,746,564

Consumer Finance 0.2%
9,600	American Express Co.(b)	242,112
4,500	World Acceptance Corp.(a)(b)	133,560

		375,672

Diversified Financial Services 2.3%
135,068	Bank of America Corp.(b)	1,206,157
2,600	Fifth Street Finance Corp.	19,500
80,000	JPMorgan Chase & Co.	2,640,000

		3,865,657

Insurance 3.6%
24,600	Aflac, Inc.	710,694
2,600	Allied World Assurance Co. Holdings Ltd.	96,564
24,000	Allstate Corp. (The)	559,920
14,500	American Equity Investment Life Holding Co.	81,635
17,500	Assurant, Inc.	427,700
8,000	Chubb Corp.	311,600
14,400	Delphi Financial Group, Inc. (Class A)	248,688
30,200	Hartford Financial Services Group, Inc.	346,394
4,600	IPC Holdings Ltd.	119,784
16,300	Lincoln National Corp.	183,212
32,000	MetLife, Inc.	951,999
20,800	Montpelier Re Holdings, Ltd.	259,168
8,100	Principal Financial Group, Inc.(b)	132,354
19,100	Protective Life Corp.	163,687
1,800	Torchmark Corp.	52,794
21,397	Travelers Cos., Inc. (The)	880,273
33,600	UnumProvident Corp.	549,024

		6,075,490

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Real Estate Investment Trusts 0.2%
51,000	Host Hotels & Resorts, Inc.(b)	$392,190
3,100	ProLogis	28,241

		420,431

HEALTHCARE 15.1%

Biotechnology 1.1%
19,300	Amgen, Inc.(a)	935,471
16,900	Biogen Idec, Inc.(a)	816,946
400	Cephalon, Inc.(a)(b)	26,244
1,900	Gilead Sciences, Inc.(a)	87,020

		1,865,681

Healthcare Equipment & Supplies 3.1%
26,700	American Medical Systems Holdings, Inc.(a)(b)	330,279
19,200	Baxter International, Inc.	931,200
17,300	Becton Dickinson and Co.	1,046,304
83,800	Boston Scientific Corp.(a)	704,758
20,900	Covidien Ltd.	689,282
2,900	Gen-Probe, Inc.(a)	139,664
4,400	Hospira, Inc.(a)	144,628
10,500	Invacare Corp.	161,595
9,300	Masimo Corp.(a)	268,770
13,700	Medtronic, Inc.	438,400
3,400	ResMed, Inc.(a)	130,730
11,800	STERIS Corp.(b)	284,380
1,400	Vnus Medical Technologies, Inc.(a)	31,010

		5,301,000

Healthcare Providers & Services 3.5%
7,300	Aetna, Inc.	160,673
3,700	Cardinal Health, Inc.	125,023
24,000	Coventry Health Care, Inc.(a)	381,840
19,000	Express Scripts, Inc.(a)	1,215,430
1,300	Humana, Inc.(a)	37,414
30,500	Medco Health Solutions, Inc.(a)	1,328,275
13,300	Quest Diagnostics, Inc.	682,689
2,800	Skilled Healthcare Group, Inc.(a)	24,444
62,500	UnitedHealth Group, Inc.	1,470,000
12,100	WellPoint, Inc.(a)	517,396

		5,943,184

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

HEALTHCARE (Continued)

Healthcare Technology 0.1%
4,000	Computer Programs & Systems, Inc.	$139,960

Life Sciences Tools & Services 0.2%
7,800	Thermo Fisher Scientific, Inc.(a)	273,624

Pharmaceuticals 7.1%
31,500	Abbott Laboratories	1,318,275
3,700	Allergan, Inc.	172,642
66,100	Bristol-Myers Squibb Co.	1,269,120
23,200	Eli Lilly & Co.	763,744
23,100	Endo Pharmaceuticals Holdings, Inc.(a)	382,074
9,900	Forest Laboratories, Inc.(a)	214,731
53,299	Johnson & Johnson	2,790,735
48,400	Merck & Co, Inc.(b)	1,173,216
9,600	Noven Pharmaceuticals, Inc.(a)	99,072
125,510	Pfizer, Inc.	1,676,814
31,000	Schering-Plough Corp.	713,620
10,400	Sepracor, Inc.(a)	147,784
8,400	Watson Pharmaceuticals, Inc.(a)	259,896
28,800	Wyeth	1,221,120

		12,202,843

INDUSTRIALS 8.9%

Aerospace & Defense 2.4%
1,800	American Science & Engineering, Inc.	108,468
7,800	General Dynamics Corp.	403,026
9,900	Honeywell International, Inc.	308,979
700	L-3 Communications Holdings, Inc.	53,305
5,800	Lockheed Martin Corp.	455,474
20,400	Northrop Grumman Corp.	986,340
24,900	Raytheon Co.	1,126,227
6,400	Teledyne Technologies, Inc.(a)	204,352
8,100	United Technologies Corp.	395,604

		4,041,775

Air Freight & Logistics 1.2%
7,400	CH Robinson Worldwide, Inc.	393,384
9,800	FedEx Corp.	548,408
20,200	United Parcel Service, Inc. (Class B)(b)	1,057,268

		1,999,060

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Airlines 0.3%
8,500	Allegiant Travel Co.(a)(b)	$442,340

Commercial Services & Supplies 0.9%
13,600	Stericycle, Inc.(a)	640,288
31,100	Waste Management, Inc.	829,437

		1,469,725

Construction & Engineering 0.1%
5,200	Jacobs Engineering Group, Inc.(a)	197,808

Electrical Equipment 0.8%
17,400	Emerson Electric Co.	592,296
23,700	Thomas & Betts Corp.(a)	737,544

		1,329,840

Industrial Conglomerates 1.5%
9,900	3M Co.	570,240
166,700	General Electric Co.	2,108,755

		2,678,995

Machinery 0.7%
8,700	Colfax Corp(a)	75,081
15,400	Danaher Corp.	899,976
5,500	EnPro Industries, Inc.(a)	87,780
4,000	Federal Signal Corp.	31,080
4,100	ITT Industries, Inc.	168,141

		1,262,058

Other 0.1%
5,200	Equifax, Inc.	151,632
800	Watson Wyatt Worldwide, Inc.	42,440

		194,072

Road & Rail 0.6%
5,800	Burlington Northern Santa Fe Corp.	391,384
21,600	Ryder System, Inc.	598,104

		989,488

Trading Companies & Distributors 0.3%
21,100	WESCO International, Inc.(a)	548,600

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY 19.5%

Communications Equipment 3.7%
168,050	Cisco Systems, Inc.(a)	$3,246,726
44,700	Corning, Inc.	653,514
56,200	QUALCOMM, Inc.	2,378,384

		6,278,624

Computers & Peripherals 5.7%
19,590	Apple, Inc.(a)	2,465,010
18,800	Dell, Inc.(a)	218,456
93,000	EMC Corp.(a)	1,165,290
60,725	Hewlett-Packard Co.	2,184,886
32,070	International Business Machines Corp.	3,309,945
5,800	Lexmark International, Inc. (Class A)(a)	113,796
2,400	NetApp, Inc.(a)	43,920
9,600	Synaptics, Inc.(a)(b)	311,808

		9,813,111

Internet Software & Services 1.4%
34,400	eBay, Inc.(a)	566,568
4,600	Google, Inc. (Class A)(a)	1,821,462

		2,388,030

IT Consulting & Services 2.3%
5,700	Accenture Ltd. (Class A)	167,751
15,700	Acxiom Corp.	151,505
4,100	Automatic Data Processing, Inc.	144,320
64,000	Convergys Corp.(a)	647,040
6,200	Mastercard, Inc. (Class A)(b)	1,137,390
12,800	Visa, Inc., Class A(b)	831,488
46,700	Western Union Co. (The)	782,225

		3,861,719

Semiconductors & Semiconductor Equipment 2.1%
4,100	Analog Devices, Inc.	87,248
4,700	Broadcom Corp. (Class A)(a)	108,993
79,700	Intel Corp.	1,257,666
7,700	Linear Technology Corp.(b)	167,706
58,300	Texas Instruments, Inc.	1,052,898
44,200	Xilinx, Inc.	903,448

		3,577,959

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Software 4.3%
22,800	BMC Software, Inc.(a)(b)	$790,476
51,600	Compuware Corp.(a)	385,968
6,300	Interactive Intelligence, Inc.(a)	69,300
12,600	McAfee, Inc.(a)	473,004
185,000	Microsoft Corp.	3,748,100
42,100	Oracle Corp.	814,214
65,700	Symantec Corp.(a)	1,133,325

		7,414,387

MATERIALS 2.6%

Chemicals 1.3%
3,700	E.I. du Pont de Nemours & Co.	103,230
12,800	Monsanto Co.	1,086,592
3,700	Mosaic Co. (The)	149,665
13,100	Nalco Holding Co.	213,792
8,200	Praxair, Inc.	611,802

		2,165,081

Construction Materials 0.1%
5,100	Eagle Materials, Inc.(b)	141,780

Containers & Packaging 0.1%
11,000	Pactiv Corp.(a)	240,460

Metals & Mining 0.6%
26,700	Newmont Mining Corp.	1,074,408
7,500	Titanium Metals Corp.	50,925

		1,125,333

Paper & Forest Products 0.5%
54,100	MeadWestvaco Corp.	847,206

TELECOMMUNICATION SERVICES 3.9%

Diversified Telecommunication Services 3.7%
105,968	AT&T, Inc.	2,714,900
24,000	CenturyTel, Inc.(b)	651,600
1,100	Embarq Corp.	40,216
34,100	Frontier Communications Corp.	242,451

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

TELECOMMUNICATION SERVICES (Continued)

Diversified Telecommunication Services (cont’d.)
83,600	Verizon Communications, Inc.	$2,536,424
21,500	Windstream Corp.	178,450

		6,364,041

Wireless Telecommunication Services 0.2%
4,000	NII Holdings, Inc.(a)	64,640
60,200	Sprint Nextel Corp.(a)	262,472

		327,112

UTILITIES 3.6%

Electric Utilities 2.2%
12,700	American Electric Power Co., Inc.	335,026
14,900	Duke Energy Corp.(b)	205,769
6,200	Edison International	176,762
9,400	El Paso Electric Co.(a)	129,720
4,400	Entergy Corp.	284,988
14,800	Exelon Corp.	682,724
12,500	FirstEnergy Corp.	511,250
1,800	IDACORP, Inc.	43,146
44,800	Pepco Holdings, Inc.	535,360
4,100	Pinnacle West Capital Corp.	112,258
22,500	PPL Corp.	672,975

		3,689,978

Gas Utilities 0.1%
8,400	UGI Corp.	192,696

Independent Power Producers & Energy Traders 0.1%
27,800	AES Corp. (The)(a)	196,546

Multi-Utilities 1.1%
16,100	Ameren Corp.	370,622
10,200	CMS Energy Corp.(b)	122,604
18,100	Dominion Resources, Inc.	545,896
3,200	DTE Energy Co.	94,624
19,800	Public Service Enterprise Group, Inc.	590,832
14,400	TECO Energy, Inc.	152,496

		1,877,074

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

UTILITIES (Continued)

Water Utilities 0.1%
14,100	American Water Works Co.	$253,800

	Total long-term investments (cost $152,495,576)	168,234,228

Principal Amount (000)
SHORT-TERM INVESTMENTS 12.7%

United States Government Security 0.3%
$ 575	United States Treasury Bill, 0.23%, 6/11/2009(c)(d) (cost $574,916)	574,961

Shares

Affiliated Money Market Mutual Fund 12.4%
21,207,143	Dryden Core Investment Fund—Taxable Money Market Series (cost $21,207,143; includes $15,916,789 of cash collateral received for securities on loan) (Note 3)(e)(f)	21,207,143

	Total short-term investments (cost $21,782,059)	21,782,104

	Total Investments 111.1% (cost $174,277,635; Note 5)	190,016,332
	Liabilities in excess of other assets(g) (11.1%)	(19,018,904)

	Net Assets 100.0%	$170,997,428

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $15,074,631; cash collateral of $15,916,789 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

See Notes to Financial Statements.

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Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at April 30, 2009	Value at Trade Date	Unrealized Appreciation
	Long Positions:
8	S&P 500 Index	Jun. 2009	$1,740,000	$1,366,000	$374,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$189,441,371	$374,000
Level 2—Other Significant Observable Inputs	574,961	—
Level 3—Significant Unobservable Inputs	—	—

Total	$190,016,332	$374,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 was as follows:

Information Technology	19.5%
Healthcare	15.1
Consumer Staples	13.2
Affiliated Money Market Mutual Fund (including 9.3% of collateral received for securities on loan)	12.4
Energy	10.9
Financials	10.6
Consumer Discretionary	10.1
Industrials	8.9
Telecommunication Services	3.9
Utilities	3.6
Materials	2.6
United States Government Security	0.3

111.1
Liabilities in excess of other assets	(11.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $15,074,631:
Unaffiliated investments (cost $153,070,492)	$168,809,189
Affiliated investments (cost $21,207,143)	21,207,143
Cash	256,442
Receivable for investments sold	6,113,519
Receivable for Fund shares sold	502,382
Dividends and interest receivable	249,891
Prepaid expenses	2,838
Due from broker-variation margin	1,800

Total assets	197,143,204

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	15,916,789
Payable for investments purchased	9,626,919
Payable for Fund shares reacquired	222,241
Accrued expenses	207,683
Management fee payable	86,718
Distribution fee payable	47,802
Affiliated transfer agent fee payable	32,420
Deferred trustees’ fees	5,204

Total liabilities	26,145,776

Net Assets	$170,997,428

Net assets were comprised of:
Shares of beneficial interest, at par	$20,901
Paid-in capital in excess of par	238,811,683

238,832,584
Undistributed net investment income	639,327
Accumulated net realized loss on investment transactions	(84,587,180)
Net unrealized appreciation on investments	16,112,697

Net assets, April 30, 2009	$170,997,428

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($55,703,138 ÷ 6,773,833 shares of beneficial interest issued and outstanding)	$8.22
Maximum sales charge (5.50% of offering price)	.48

Maximum offering price to public	$8.70

Class B
Net asset value, offering price and redemption price per share ($6,486,598 ÷ 824,348 shares of beneficial interest issued and outstanding)	$7.87

Class C
Net asset value, offering price and redemption price per share ($23,413,995 ÷ 2,974,785 shares of beneficial interest issued and outstanding)	$7.87

Class L
Net asset value, offering price and redemption price per share ($4,714,210 ÷ 573,231 shares of beneficial interest issued and outstanding)	$8.22

Class M
Net asset value, offering price and redemption price per share ($9,760,219 ÷ 1,240,056 shares of beneficial interest issued and outstanding)	$7.87

Class X
Net asset value, offering price and redemption price per share ($2,148,917 ÷ 270,389 shares of beneficial interest issued and outstanding)	$7.95

Class Z
Net asset value, offering price and redemption price per share ($68,770,351 ÷ 8,244,731 shares of beneficial interest issued and outstanding)	$8.34

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $330)	$2,325,275
Affiliated income from securities loaned, net	71,681
Affiliated dividend income	26,279
Interest	616

Total income	2,423,851

Expenses
Management fee	495,048
Distribution fee—Class A	83,791
Distribution fee—Class B	35,460
Distribution fee—Class C	123,496
Distribution fee—Class L	12,371
Distribution fee—Class M	57,328
Distribution fee—Class X	2,825
Transfer agent’s fees and expenses (including affiliated expenses of $66,500) (Note 3)	200,000
Legal fees and expenses	59,000
Registration fees	50,000
Reports to shareholders	35,000
Custodian’s fees and expenses	33,000
Audit fee	10,000
Trustees’ fees	9,000
Insurance	2,000
Miscellaneous	11,623

Total expenses	1,219,942

Net investment income	1,203,909

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(42,740,906)
Financial futures transactions	(344,938)

(43,085,844)

Net change in unrealized appreciation on:
Investments	24,417,491
Financial futures contracts	189,375

24,606,866

Net loss on investments	(18,478,978)

Net Decrease In Net Assets Resulting From Operations	$(17,275,069)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,203,909	$1,474,307
Net realized loss on investment transactions	(43,085,844)	(16,530,832)
Net change in unrealized appreciation (depreciation) on investments	24,606,866	(81,524,411)

Net increase (decrease) in net assets resulting from operations	(17,275,069)	(96,580,936)

Dividends from net investment income (Note 1)
Class A	(702,987)	(822,096)
Class B	(21,934)	(17,208)
Class C	(71,581)	(43,824)
Class L	(48,001)	(68,350)
Class M	(34,939)	(31,326)
Class X	(28,874)	(21,753)
Class Z	(603,191)	(227,524)

	(1,511,507)	(1,232,081)

Capital contributions
Class X	1,616	6,011

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	48,659,894	57,343,679
Net asset value of shares issued in reinvestment of dividends	886,798	1,123,511
Cost of shares reacquired	(28,202,360)	(69,840,426)

Net increase (decrease) in net assets from Fund share transactions	21,344,332	(11,373,236)

Total increase (decrease)	2,559,372	(109,180,242)

Net Assets
Beginning of period	168,438,056	277,618,298

End of period(a)	$170,997,428	$168,438,056

(a) Includes undistributed net investment income of:	$639,327	$946,925

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

26	Visit our website at www.jennisondryden.com

are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

28	Visit our website at www.jennisondryden.com

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% for the six months ended April 30, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the fund.

Pursuant to the Class A, B, C, L, M, and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it received approximately $10,800 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2009, it received approximately $30, $10,600, $600, $14,800 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class A, B, C, M and X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009, the Fund incurred approximately $78,800 in total networking fees of which $14,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2009, PIM has been compensated in the amount of approximately $30,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund

30	Visit our website at www.jennisondryden.com

registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2009 were $108,473,631 and $85,713,656, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$175,556,943	$22,830,203	$(8,370,814)	$14,459,389

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2008, the Fund had a capital loss carryforward for tax purposes of approximately $40,431,000 of which $3,978,000 expires in 2009, $10,798,000 expires in 2010, $9,526,000 expires in 2011 and $16,129,000 expires in 2016. Certain portions of the capital loss carryforward were assumed by the Fund as a result of an acquisition. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Trust’s financial statements. The Trust’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares

Dryden Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other JennisonDryden funds. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	452,102	$3,702,452
Shares issued in reinvestment of dividends	74,467	637,441
Shares reacquired	(1,463,847)	(11,922,038)

Net increase (decrease) in shares outstanding before conversion	(937,278)	(7,582,145)
Shares issued upon conversion from Class B, M, X	410,713	3,301,985

Net increase (decrease) in shares outstanding	(526,565)	$(4,280,160)

Year ended October 31, 2008:
Shares sold	640,405	$7,836,999
Shares issued in reinvestment of dividends	52,403	747,266
Shares reacquired	(1,716,167)	(21,260,802)

Net increase (decrease) in shares outstanding before conversion	(1,023,359)	(12,676,537)
Shares issued upon conversion from Class B, M, X	968,613	12,470,671

Net increase (decrease) in shares outstanding	(54,746)	$(205,866)

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Class B	Shares	Amount
Six months ended April 30, 2009:
Shares sold	58,838	$456,377
Shares issued in reinvestment of dividends	2,538	20,841
Shares reacquired	(122,928)	(920,158)

Net increase (decrease) in shares outstanding before conversion	(61,552)	(442,940)
Shares reacquired upon conversion into Class A	(159,450)	(1,212,375)

Net increase (decrease) in shares outstanding	(221,002)	$(1,655,315)

Year ended October 31, 2008:
Shares sold	105,932	$1,250,364
Shares issued in reinvestment of dividends	1,184	16,163
Shares reacquired	(316,494)	(3,752,853)

Net increase (decrease) in shares outstanding before conversion	(209,378)	(2,486,326)
Shares reacquired upon conversion into Class A	(505,228)	(6,288,027)

Net increase (decrease) in shares outstanding	(714,606)	$(8,774,353)

Class C
Six months ended April 30, 2009:
Shares sold	163,047	$1,298,836
Shares issued in reinvestment of dividends	7,895	64,819
Shares reacquired	(606,151)	(4,589,431)

Net increase (decrease) in shares outstanding	(435,209)	$(3,225,776)

Year ended October 31, 2008:
Shares sold	135,120	$1,539,107
Shares issued in reinvestment of dividends	2,995	40,883
Shares reacquired	(786,590)	(9,281,100)

Net increase (decrease) in shares outstanding	(648,475)	$(7,701,110)

Class L
Six months ended April 30, 2009:
Shares sold	5,985	$52,705
Shares issued in reinvestment of dividends	5,408	46,348
Shares reacquired	(95,420)	(757,481)

Net increase (decrease) in shares outstanding	(84,027)	$(658,428)

Year ended October 31, 2008:
Shares sold	5,006	$64,752
Shares issued in reinvestment of dividends	4,635	66,100
Shares reacquired	(226,564)	(2,846,577)

Net increase (decrease) in shares outstanding	(216,923)	$(2,715,725)

Dryden Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended April 30, 2009:
Shares sold	5,332	$44,017
Shares issued in reinvestment of dividends	3,197	26,251
Shares reacquired	(256,738)	(1,946,368)

Net increase (decrease) in shares outstanding before conversion	(248,209)	(1,876,100)
Shares reacquired upon conversion into Class A	(250,683)	(1,944,178)

Net increase (decrease) in shares outstanding	(498,892)	$(3,820,278)

Year ended October 31, 2008:
Shares sold	33,336	$426,150
Shares issued in reinvestment of dividends	1,737	23,711
Shares reacquired	(824,322)	(9,893,962)

Net increase (decrease) in shares outstanding before conversion	(789,249)	(9,444,101)
Shares reacquired upon conversion into Class A	(506,567)	(6,139,481)

Net increase (decrease) in shares outstanding	(1,295,816)	$(15,583,582)

Class X
Six months ended April 30, 2009:
Shares sold	9,330	$73,063
Shares issued in reinvestment of dividends	3,482	28,688
Shares reacquired	(32,251)	(244,581)

Net increase (decrease) in shares outstanding before conversion	(19,439)	(142,830)
Shares reacquired upon conversion into Class A	(18,443)	(145,432)

Net increase (decrease) in shares outstanding	(37,882)	$(288,262)

Year ended October 31, 2008:
Shares sold	6,932	$109,549
Shares issued in reinvestment of dividends	350	4,781
Shares reacquired	(139,626)	(1,698,250)

Net increase (decrease) in shares outstanding before conversion	(132,344)	(1,583,920)
Shares reacquired upon conversion into Class A	(3,678)	(43,163)

Net increase (decrease) in shares outstanding	(136,022)	$(1,627,083)

Class Z
Six months ended April 30, 2009:
Shares sold	5,368,810	$43,032,444
Shares issued in reinvestment of dividends	7,198	62,410
Shares reacquired	(995,297)	(7,822,303)

Net increase (decrease) in shares outstanding	4,380,711	$35,272,551

Year ended October 31, 2008:
Shares sold	3,954,028	$46,116,758
Shares issued in reinvestment of dividends	15,533	224,607
Shares reacquired	(1,692,540)	(21,106,882)

Net increase (decrease) in shares outstanding	2,277,021	$25,234,483

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Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2009.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for reporting periods (annual or interim) beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Dryden Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.32

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(1.07)

Total from investment operations	(1.00)

Less Dividends:
Dividends from net investment income	(.10)

Net asset value, end of period	$8.22

Total Return(b):	(10.67)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,703
Average net assets (000)	$56,328
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(d)
Net investment income	1.73	%(d)
Portfolio turnover rate	56	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2008(a)	2007	2006	2005	2004

$14.85	$13.01	$11.20	$10.36	$9.47

.12	.09	.08 (a)	.08	.05
(5.54)	1.82	1.77	.83	.84

(5.42)	1.91	1.85	.91	.89

(.11)	(.07)	(.04)	(.07)	—

$9.32	$14.85	$13.01	$11.20	$10.36

(36.75)%	14.72%	16.54%	8.84%	9.40%

$68,021	$109,231	$75,578	$50,856	$49,979
$93,917	$95,001	$64,957	$52,404	$48,763

1.34%	1.16%	1.22%	1.22%	1.16%
1.06%	.91%	.97%	.97%	.91%
.94%	.67%	.68%	.75%	.47%
96%	90%	72%	74%	73%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.87

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(1.02)

Total from investment operations	(.98)

Less Dividends:
Dividends from net investment income	(.02)

Net asset value, end of period	$7.87

Total Return(c):	(11.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,487
Average net assets (000)	$7,151
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.19	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(e)
Net investment income (loss)	1.07	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2008(a)	2007	2006	2005	2004

$14.14	$12.42	$10.73	$9.94	$9.15

.03	.01	.01 (a)	— (b)	(.03)
(5.29)	1.71	1.68	.79	.82

(5.26)	1.72	1.69	.79	.79

(.01)	—	—	—	—

$8.87	$14.14	$12.42	$10.73	$9.94

(37.22)%	13.85%	15.75%	7.95%	8.63%

$9,269	$24,883	$34,293	$71,436	$89,099
$16,689	$28,960	$52,013	$83,027	$96,512

2.06%	1.91%	1.97%	1.97%	1.91%
1.06%	.91%	.97%	.97%	.91%
.25%	(.03)%	.08%	.04%	(.28)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.87

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(1.02)

Total from investment operations	(.98)

Less Dividends:
Dividends from net investment income	(.02)

Net asset value, end of period	$7.87

Total Return(c):	(11.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,414
Average net assets (000)	$24,906
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.19	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(e)
Net investment income (loss)	1.04	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share or 0.005%.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2008(a)	2007	2006		2005	2004

$14.14	$12.42	$10.73		$9.94	$9.15

.03	(.01)	—	(a)(b)	— (b)	(.03)
(5.29)	1.73	1.69		.79	.82

(5.26)	1.72	1.69		.79	.79

(.01)	—	—		—	—

$8.87	$14.14	$12.42		$10.73	$9.94

(37.22)%	13.85%	15.75%		7.95%	8.63%

$30,243	$57,391	$39,368		$42,422	$50,042
$45,712	$50,597	$40,441		$47,629	$53,868

2.06%	1.91%	1.97%		1.97%	1.91%
1.06%	.91%	.97%		.97%	.91%
.23%	(.08)%	—	(b)	.03%	(.28)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.30

Income from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	(1.07)

Total from investment operations	(1.01)

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$8.22

Total Return(b):	(10.73)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,714
Average net assets (000)	$4,990
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(d)
Net investment income	1.55	%(d)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

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Class L
Year Ended October 31, 2008(e)	March 16, 2007(a) through October 31, 2007

$14.83	$13.16

.09	.03
(5.54)	1.64

(5.45)	1.67

(.08)	—

$9.30	$14.83

(36.94)%	12.69%

$6,113	$12,962
$9,856	$8,583

1.56%	1.41	%(d)
1.06%	.91	%(d)
.73%	.31	%(d)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	43

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2009(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.87

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(1.02)

Total from investment operations	(.98)

Less Dividends:
Dividends from net investment income	(.02)

Net asset value, end of period	$7.87

Total Return(b):	(11.04)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,760
Average net assets (000)	$11,562
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(d)
Net investment income (loss)	1.09	%(d)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

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Class M
Year Ended October 31, 2008(e)	March 16, 2007(a) through October 31, 2007

$14.14	$12.59

.03	(.02)
(5.29)	1.57

(5.26)	1.55

(.01)	—

$8.87	$14.14

(37.22)%	12.31%

$15,423	$42,909
$29,289	$29,146

2.06%	1.91	%(d)
1.06%	.91	%(d)
.24%	(.19	)%(d)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	45

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2009(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.97

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(1.02)

Total from investment operations	(.93)

Dividends from net investment income	(.10)
Capital contribution	.01

Net asset value, end of period	$7.95

Total Return(b):	(10.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,149
Average net assets (000)	$2,279
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.44	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(e)
Net investment income	2.30	%(e)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Certain information has been adjusted to reflect the manager payment for sales incurred by shareholders in excess of regulatory limits.
(e)	Annualized.
(f)	Calculated based upon average shares outstanding during the period.
(g)	Total return has been adjusted to reflect the manager payment for sales charges in regulatory limits.

See Notes to Financial Statements.

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Class X
Year Ended October 31, 2008(f)	March 16, 2007(a) through October 31, 2007(d)

$14.16	$12.60

.13	.04
(5.28)	1.56

(5.15)	1.60

(.06)	(.07)
.02	.03

$8.97	$14.16

(36.25)%	12.93	%(g)

$2,767	$6,283
$4,698	$3,939

1.38%	1.29	%(e)
1.06%	.91	%(e)
1.08%	.42	%(e)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	47

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.47

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	(1.07)

Total from investment operations	(1.00)

Less Dividends:
Dividends from net investment income	(.13)

Net asset value, end of period	$8.34

Total Return(b):	(10.58)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$68,770
Average net assets (000)	$46,384
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.19	%(d)
Net investment income	1.86	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended October 31,
2008(a)	2007	2006	2005	2004

$15.09	$13.21	$11.37	$10.52	$9.59

.15	.13	.12 (a)	.11	.06
(5.63)	1.85	1.79	.84	.87

(5.48)	1.98	1.91	.95	.93

(.14)	(.10)	(.07)	(.10)	—

$9.47	$15.09	$13.21	$11.37	$10.52

(36.64)%	15.06%	16.83%	9.06%	9.70%

$36,602	$23,950	$17,764	$13,713	$11,457
$20,386	$21,053	$15,784	$13,218	$8,905

1.06%	.91%	.97%	.97%	.91%
1.06%	.91%	.97%	.97%	.91%
1.25%	.93%	.97%	.96%	.73%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	N/A	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W502	26248W601	26248W700	26248W403

MF187E2    0154214-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 22, 2009

*	Print the name and title of each signing officer under his or her signature.